SEGMENTS - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income	£ 4,326	£ 4,667	£ 4,472
Non-interest income/(expense)	357	509	534
Total operating income	4,683	5,176	5,006
Operating expenses before credit impairment charges, provisions and charges	(2,577)	(2,485)	(2,370)
Credit impairment charges	(70)	(206)	(321)
Provisions for other liabilities and charges	(706)	(336)	(421)
Total credit impairment charges, provisions and charges	(776)	(542)	(742)
Profit before tax	1,330	2,149	1,894
Revenue/(expense) from external customers	4,683	5,176	5,006
Revenue/(expense) from external customers includes the following fee and commission income
Current account and debit card fees	474	542	562
Insurance, protection and investments	48	47	78
Credit cards	92	94	95
Non-banking and other fees	116	118	101
Total fee and commission income	730	801	836
Fee and commission expense	(484)	(505)	(512)
Net fee and commission income	246	296	324
Customer loans	197,858	206,690	219,704
Customer deposits	£ 183,409	£ 193,563	£ 196,476
Average number of full-time equivalent staff | employee	19,419	19,706	18,273
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 0	£ 0	£ 0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income	3,435	3,740	3,689
Non-interest income/(expense)	117	177	197
Total operating income	3,552	3,917	3,886
Operating expenses before credit impairment charges, provisions and charges	(1,980)	(1,816)	(1,683)
Credit impairment charges	(49)	(150)	(263)
Provisions for other liabilities and charges	(297)	(233)	(395)
Total credit impairment charges, provisions and charges	(346)	(383)	(658)
Profit before tax	1,226	1,718	1,545
Revenue/(expense) from external customers	3,789	3,670	4,153
Revenue/(expense) from external customers includes the following fee and commission income
Current account and debit card fees	424	493	502
Insurance, protection and investments	48	47	78
Credit cards	92	94	95
Non-banking and other fees	3	3	2
Total fee and commission income	567	637	677
Fee and commission expense	(445)	(463)	(483)
Net fee and commission income	122	174	194
Customer loans	173,739	182,267	194,661
Customer deposits	£ 151,815	£ 158,329	£ 161,748
Average number of full-time equivalent staff | employee	15,993	16,330	15,212
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ (237)	£ 247	£ (267)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income	144	156	180
Non-interest income/(expense)	182	192	195
Total operating income	326	348	375
Operating expenses before credit impairment charges, provisions and charges	(152)	(141)	(144)
Credit impairment charges	(17)	(15)	(27)
Provisions for other liabilities and charges	(332)	(18)	(6)
Total credit impairment charges, provisions and charges	(349)	(33)	(33)
Profit before tax	(175)	174	198
Revenue/(expense) from external customers	754	663	513
Revenue/(expense) from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	28	25	20
Total fee and commission income	28	25	20
Fee and commission expense	(7)	(6)	(5)
Net fee and commission income	21	19	15
Customer loans	4,759	5,228	5,384
Customer deposits	£ 0	£ 0	£ 0
Average number of full-time equivalent staff | employee	773	816	531
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ (428)	£ (315)	£ (138)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income	694	841	580
Non-interest income/(expense)	128	135	146
Total operating income	822	976	726
Operating expenses before credit impairment charges, provisions and charges	(417)	(351)	(342)
Credit impairment charges	(4)	(40)	(31)
Provisions for other liabilities and charges	(50)	(15)	(8)
Total credit impairment charges, provisions and charges	(54)	(55)	(39)
Profit before tax	351	570	345
Revenue/(expense) from external customers	562	712	732
Revenue/(expense) from external customers includes the following fee and commission income
Current account and debit card fees	50	49	60
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	73	79	77
Total fee and commission income	123	128	137
Fee and commission expense	(10)	(11)	(18)
Net fee and commission income	113	117	119
Customer loans	18,029	17,939	18,518
Customer deposits	£ 22,137	£ 24,066	£ 24,798
Average number of full-time equivalent staff | employee	2,494	2,376	2,336
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 260	£ 264	£ (6)
Corporate Centre
Disclosure of operating segments [line items]
Net interest income	53	(70)	23
Non-interest income/(expense)	(70)	5	(4)
Total operating income	(17)	(65)	19
Operating expenses before credit impairment charges, provisions and charges	(28)	(177)	(201)
Credit impairment charges	0	(1)	0
Provisions for other liabilities and charges	(27)	(70)	(12)
Total credit impairment charges, provisions and charges	(27)	(71)	(12)
Profit before tax	(72)	(313)	(194)
Revenue/(expense) from external customers	(422)	131	(392)
Revenue/(expense) from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	12	11	2
Total fee and commission income	12	11	2
Fee and commission expense	(22)	(25)	(6)
Net fee and commission income	(10)	(14)	(4)
Customer loans	1,331	1,256	1,141
Customer deposits	£ 9,457	£ 11,168	£ 9,930
Average number of full-time equivalent staff | employee	159	184	194
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 405	£ (196)	£ 411